5. STOCK OPTIONS (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2017	Dec. 31, 2016
Stock Options Tables
Stock Options activity
	2017
		Weighted Average
	Shares	Exercise Price
Outstanding at beginning of year	125	$37,920.00
Options granted	-	$-
Options exercised	-	$-
Options expired/forfeited	(2)	$14,000.00
Outstanding at end of the period	123	$38,309.00

	2015
	Shares	Weighted Average Exercise Price
Outstanding at beginning of year	87	$36,000
Options granted	52	$9,600
Options exercised	(2)	$38,400
Options expired/forfeited	(5)	$34,400
Outstanding at end of year	132	$36,000
Options available for issue	—

	2016
	Shares	Weighted Average Exercise Price
Outstanding at beginning of year	132	$36,000
Options granted	—	$—
Options exercised	—	$—
Options expired/forfeited	(7)	$74,160
Outstanding at end of year	125	$37,920
Options available for issue	—

		Weighted Average
	Shares	Exercise Price
Options Vested as of December 31, 2015	113	$39,200
Options vested in 2016	4	$22,860
Options vested as of December 31, 2016	117	$38,640

		Weighted Average
	Shares	Exercise Price
Options Unvested as of December 31, 2015	19	$39,200
Options vested in 2016	(4)	$22,860
Options expired/forfeited in 2016	(7)	$74,160
Options Unvested as of December 31, 2016	8